Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Event.
Subsequent Event

21.Subsequent Event

In January 2024, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$2.5 million by January 2025. The interest rate for the agreement is LPR minus 0.25%. From January 1 to April 26, 2024, the Group has drawn down the credit facility of US$2.5 million and has made no repayment as of the date of this annual report.

In April 2024, the Group fully repaid the US$0.7 million short-term bank loan under the credit facility agreement entered into with a commercial bank in April 2023.